Cover	Jun. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2022
Entity File Number	001-37704
Entity Registrant Name	DARIOHEALTH CORP.
Entity Central Index Key	0001533998
Entity Tax Identification Number	45-2973162
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18 W. 18th St
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	972
Local Phone Number	4-770-4055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DRIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false